Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Schedule of Operating Leases	Non-cancelable operating lease rentals are payable as follows:
December 31,
2018
NIS millions
Less than one year	283
Between one and five years	435
More than five years	23
741